STAPLED UNITHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
STAPLED UNITHOLDERS' EQUITY

13.	STAPLED UNITHOLDERS' EQUITY
Stapled Units
The stapled units consist of one unit of Granite REIT and one common share of Granite GP. Granite REIT is authorized to issue an unlimited number of units. Granite GP’s authorized share capital consists of an unlimited number of common shares without par value. Each stapled unit is entitled to distributions and/or dividends in the case of Granite GP as and when declared and, in the event of termination of Granite REIT and Granite GP, to the net assets of Granite REIT and Granite GP remaining after satisfaction of all liabilities.
Unit-Based Compensation
Incentive Stock Option Plan

The Incentive Stock Option Plan allows for the grant of stock options or stock appreciation rights to directors, officers, employees and consultants. As at December 31, 2023 and December 31, 2022, there were no options outstanding under this plan.
Director/Trustee Deferred Share Unit Plan

The Trust has two Non-Employee Director Share-Based Compensation Plans (the “DSPs”) which provide for a deferral of up to 100% of each non-employee director’s total annual remuneration, at specified levels elected by each director. The amounts deferred under the DSPs are reflected by notional deferred share units (“DSUs”) whose value at the time that the particular payment to the director is determined reflects the fair market value of a stapled unit. The value of a DSU subsequently appreciates or depreciates with changes in the market price of the stapled units. The DSPs also provide for the accrual of notional distribution equivalents on any distributions paid on the stapled units. On June 9, 2022, amendments were made to the
DSPs to allow, at the discretion of the Compensation, Governance and Nominating Committee
(the "CGN Committee)" for the DSUs to be settled in cash or stapled units, equal to the value of the accumulated DSUs at such date.
A reconciliation of the changes in the DSUs outstanding is presented below:

	2023		2022
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	101	$64.58	85	$58.50
New grants and distributions	22	70.71	16	97.41
DSUs outstanding, December 31	123	$65.70	101	$64.58
Executive Deferred Stapled Unit Plan

The Executive Stapled Unit Plan (the “Restricted Stapled Unit Plan”) of the Trust provides for the issuance of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”) and is designed to provide equity-based compensation in the form of stapled units to executives and other employees (the “Participants”). The maximum number of stapled units which may be issued pursuant to the Restricted Stapled Unit Plan is 1.0 million. The Restricted Stapled Unit Plan entitles a Participant to receive a stapled unit or a cash payment equal to the market value of the stapled unit, which on any date is the volume weighted average trading price of a stapled unit on the Toronto Stock Exchange or New York Stock Exchange over the preceding five trading days. The form of redemption of the stapled units is determined by the Compensation, Governance and Nominating Committee and is not at the option of the Participant. Vesting conditions in respect of a grant are determined by the Compensation, Governance and Nominating Committee at the time the grant is made and may result in the vesting of more or less than 100% of the number of stapled units. The Restricted Stapled Unit Plan also provides for the accrual of distribution equivalent amounts based on distributions paid on the stapled units. Stapled units are, unless otherwise agreed or otherwise required by the Restricted Stapled Unit Plan, settled within 60 days following vesting.

A reconciliation of the changes in notional stapled units outstanding under the Restricted Stapled Unit Plan is presented below:

	2023		2022
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
RSUs and PSUs outstanding, January 1	124	$87.18	128	$67.19
New grants and distributions(1)	80	71.80	58	101.30
Forfeited	(3)	81.54	—	88.02
PSUs added by performance factor	27	83.37	27	96.22
Settled in cash	(42)	80.32	(45)	69.89
Settled in stapled units	(41)	80.32	(44)	69.89
RSUs and PSUs outstanding, December 31(2)	145	$81.93	124	$87.18
(1)Includes 40.1 RSUs and 34.4 PSUs granted during the year ended December 31, 2023 (2022 — 29.6 RSUs and 22.0 PSUs).
(2)Total restricted stapled units outstanding at December 31, 2023 include a total of 58.4 RSUs and 86.8 PSUs granted (2022 — 47.3 RSUs and 76.2 PSUs).

The fair value of the outstanding RSUs was $3.6 million at December 31, 2023 and is based on the market price of the Trust’s stapled unit. The fair value is adjusted for changes in the market price of the Trust’s stapled unit and recorded as a liability in the employee unit-based compensation payables (note 11).

The fair value of the outstanding PSUs was $4.2 million at December 31, 2023 and is recorded as a liability in the employee unit-based compensation payables (note 11). The fair value is calculated using the Monte-Carlo simulation model based on the assumptions below as well as a market adjustment factor based on the total unitholder return of the Trust's stapled units relative to the S&P/TSX Capped REIT Index.

Grant date	January 1, 2023, January 1, 2022 and January 1, 2021
PSUs outstanding	86,811
Weighted average term to expiry	1.1 years
Average volatility rate	22.5%
Weighted average risk free interest rate	2.5%
The Trust's unit-based compensation expense (recovery) recognized in general and administrative expenses was:

Years ended December 31,	2023	2022

DSUs for trustees/directors(1)	$2,431	$(2,002)
Restricted Stapled Unit Plan for executives and employees	7,782	1,835
Unit-based compensation expense (recovery)	$10,213	$(167)

Fair value remeasurement expense (recovery) included in the above:
DSUs for trustees/directors	$844	$(3,534)
Restricted Stapled Unit Plan for executives and employees	3,107	(2,733)
Total fair value remeasurement expense (recovery)	$3,951	$(6,267)
(1)In respect of fees mandated and elected to be taken as DSUs.
Normal Course Issuer Bid
On May 19, 2023, Granite announced the acceptance by the Toronto Stock Exchange ("TSX") of Granite’s Notice of Intention to Make a Normal Course Issuer Bid (“NCIB”). Pursuant to the NCIB, Granite proposes to purchase through the facilities of the TSX and any alternative trading system in Canada, from time to time and if considered advisable, up to an aggregate of 6,349,296 of Granite’s issued and outstanding stapled units. The NCIB commenced on May 24, 2023 and will conclude on the earlier of the date on which purchases under the bid have been completed and May 23, 2024. Pursuant to the policies of the TSX, daily purchases made by Granite through the TSX may not exceed 30,468 stapled units, subject to certain exceptions. Granite has entered into an automatic securities purchase plan with a broker in order to facilitate repurchases of the stapled units under the NCIB during specified blackout periods. Pursuant to a previous notice of intention to conduct a NCIB, Granite received approval from the TSX to purchase stapled units for the period May 24, 2022 to May 23, 2023.
During the year ended December 31, 2023, Granite repurchased 392,700 stapled units at an average stapled unit cost of $68.73 for total consideration of $27.0 million, excluding commissions. The difference between the repurchase price and the average cost of the stapled units of $6.4 million was recorded to contribution surplus. During the year ended December 31, 2022, Granite repurchased 2,165,600 stapled units at an average stapled unit cost of $71.81 for total consideration of $155.5 million, excluding commissions. The difference between the repurchase price and the average cost of the stapled units of $41.7 million was recorded to contributed surplus.
At-The-Market Equity Distribution Program
On November 3, 2021, Granite filed a prospectus supplement to the base shelf prospectus of Granite REIT and Granite GP establishing an at-the-market equity distribution program (the “ATM Program”), in each of the provinces and territories of Canada, which allowed it to issue and sell, at its discretion, up to $250.0 million of stapled units to the public, from time to time. Stapled units sold under the ATM Program were sold at the prevailing market prices at the time of sale when issued, directly through the facilities of the Toronto Stock Exchange or any other recognized marketplace upon which the stapled units were listed or quoted or where the stapled units were traded in Canada. As at December 31, 2023, there was no active ATM Program.

During the year ended December 31, 2023, there were no stapled units issued under the ATM Program. During the year ended December 31, 2022, Granite issued 136,100 stapled units under the ATM Program at an average stapled unit price of $98.77 for gross proceeds of $13.4 million, and incurred issuance costs of $0.3 million, for net proceeds of $13.1 million. The issuance costs were recorded as a reduction to stapled unitholders’ equity.
Accumulated Other Comprehensive Income
Accumulated other comprehensive income consists of the following:

As at December 31,	2023	2022
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests(1)	$254,364	$324,484
Fair value gains on derivatives designated as net investment hedges	52,056	89,048
	$306,420	$413,532
(1)Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.